Goldman Sachs Access US Aggregate Bond ETF Expense Example - Goldman Sachs Access US Aggregate Bond ETF - Goldman Sachs Access US Aggregate Bond ETF	Aug. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 8
Expense Example, with Redemption, 3 Years	28
Expense Example, with Redemption, 5 Years	50
Expense Example, with Redemption, 10 Years	$ 114